Business acquisition	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business acquisition	Business acquisition
On July 1, 2021, the Company acquired all the shares and business of DGI (Aust) Trading Pty Ltd., a supplier of production-critical mining equipment and components based in Kempsey, New South Wales, Australia for total consideration of $18,441, comprised of a cash payment and contingent consideration in the form of an earn-out to be paid based on the earnings of DGI over the next four annual periods.
The following table summarizes the total consideration paid for DGI shareholders and the fair value of the assets acquired and liabilities assumed at the acquisition date:

July 1, 2021
Cash consideration	$13,724
Earn-out at estimated fair value	4,717
Total consideration	$18,441

Purchase price allocation to assets acquired and liabilities assumed:
Cash	$2,329
Accounts receivable	1,910
Inventory	13,713
Prepaid expenses and deposits	971
Property, plant and equipment	1,176
Operating lease right-of-use asset	749
Intangible assets	2,575
Accounts payable	(3,560)
Accrued liabilities	(718)
Long-term debt	(370)
Operating lease liability	(749)
Deferred tax liability	(128)
Total identifiable net assets at fair value	$17,898
Goodwill arising on acquisition	$543
The fair value of acquired identified intangible assets, consists of $595 in brand with an indefinite useful life and $1,980 in customer relationships with a useful life of four years.
The fair value of acquired inventory consists of used mining equipment and related components for resale.
During the year ended December 31, 2021, the Company recognized $209 of acquisition related costs associated with professional and legal advisory fees in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.
During the year ended December 31, 2021, the Company recognized $12,687 or 2% of revenue and $605 or 1% of net income from DGI recorded in the Consolidated Statement of Operations and Comprehensive Income.
The pro forma disclosures related to the effect of the acquisition have been excluded on the basis of immateriality.